Parent Company Financial Information (Schedule Of Condensed Statements Of Condition) (Details) - USD ($) $ in Thousands	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Assets:
Securities available-for-sale	$ 3,943,499	[1]	$ 3,929,846	[2]
Allowance for loan losses	(202,068)		(210,242)		$ (232,448)	$ (253,809)
Investments in subsidiaries:
Other assets	1,406,711		1,436,291
Total assets	28,555,231		26,192,637
Liabilities and equity:
Term borrowings	1,040,656		1,312,677
Total liabilities	25,850,147		23,553,051
Total equity	2,705,084		2,639,586		2,581,590	2,488,377
Total liabilities and equity	28,555,231		26,192,637
Parent Company [Member]
Assets:
Cash	226,326		138,139		$ 167,562	$ 81,271
Securities available-for-sale	2,035		2,061
Notes receivable	3,209		3,339
Allowance for loan losses	(925)		(925)
Investments in subsidiaries:
Bank	2,596,582		2,619,715
Non-bank	23,996		27,677
Other assets	189,360		184,570
Total assets	3,040,583		2,974,576
Liabilities and equity:
Accrued Employee Benefits And Other Liabilities	141,729		140,588
Term borrowings	489,201		489,833
Total liabilities	630,930		630,421
Total equity	2,409,653		2,344,155
Total liabilities and equity	$ 3,040,583		$ 2,974,576

[1]	Includes $ 3 . 3 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[2]	Includes $ 2.9 billion of securities pledged to secure public deposits, securities sold under agreements to repu rchase, and for other purposes .